Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue, beginning of year	$ 9,942,385	$ 9,998,609
Additions to deferred revenue during the year	310,996	4,361,857
Deposits returned	(3,000)	(234,415)
Revenue recognized from deferred revenue during the year	(9,739)	(4,183,666)
Current portion	7,364,402	7,066,145
Long term portion	2,876,240	2,876,240
Deferred Revenue, end of year	$ 10,240,642	$ 9,942,385